Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 408.1	$ 386.3	$ 370.1
Property plant and equipment included in accounts payable	$ 10.3	$ 22.0